Loans Receivable - Reconciliation of Allowance for Credit Losses (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Receivables [Abstract]
Beginning balance	$ 596,963	$ 61,319	$ 17,777
Provision for credit losses	793,619	614,684	63,492
Loans charged off	(455,617)	(79,040)	(19,950)
Ending balance	$ 934,965	$ 596,963	$ 61,319
Individually
Collectively	$ 934,965	$ 596,963	$ 61,319